Document and Entity Information	Oct. 25, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819848
Document Type	8-K/A
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	Joby Aviation, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39524
Entity Tax Identification Number	98-1548118
Entity Address, Address Line One	2155 Delaware Avenue
Entity Address, Address Line Two	Suite #225
Entity Address, City or Town	Santa Cruz
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95060
City Area Code	831
Local Phone Number	426-3733
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	JOBY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase common stock
Trading Symbol	JOBY WS
Security Exchange Name	NYSE